Schedule of due to related party transactions (Details) - Mr Michael Lau [Member]	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Related Party Transaction [Line Items]
Relationship	Executive Director and Chief Technology Officer
Total amount due from related parties	$ 463,155	£ 337,547	£ 3,291